Trade and Other Receivables and Prepayments, Net - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Trade and other receivables and prepayments, net [Line Items]
Minimum credit period granted to selected premium and mass market players	7
Maximum credit period granted to selected premium and mass market players	15
Concentration of credit risk, as a percentage of casino receivables	47.60%	67.60%
Credit play, as a percentage of total table games play	14.50%	24.00%
Gross casino receivables, before provision for doubtful accounts	$ 160,000,000	$ 247,000,000
Commissions payable and front money deposits	8,000,000	39,000,000
Net casino receivables, before provision of doubtful accounts	152,000,000	208,000,000
Trade receivables	116,000,000	120,000,000
Trade receivables, before provision	241,000,000	257,000,000
Provision for expected credit losses, net	3,000,000	52,000,000	$ 24,000,000
Deferred rent [Member]
Trade and other receivables and prepayments, net [Line Items]
Provision for expected credit losses, net	2,000,000	2,000,000	$ 0
Expected credit losses individually assessed [member] | Trade receivables [member]
Trade and other receivables and prepayments, net [Line Items]
Trade receivables, before provision	135,000,000	130,000,000
Financial assets past due but not impaired [member]
Trade and other receivables and prepayments, net [Line Items]
Trade receivables	159,000,000	181,000,000
Financial assets past due but not impaired [member] | Casino receivable [Member]
Trade and other receivables and prepayments, net [Line Items]
Trade receivables	$ 141,000,000	$ 158,000,000